First Trust NYSE Arca Biotechnology Index Fund Average Annual Total Returns		12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NYSE® Arca® Biotechnology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.77%						4.78%			6.79%		13.38%
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.71%						7.54%			9.81%		10.89%
Nasdaq Biotechnology Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.43%						4.52%			5.57%		11.67%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
First Trust NYSE Arca Biotechnology Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		24.09%						4.29%			6.25%		12.80%
Performance Inception Date	Jun. 19, 2006
First Trust NYSE Arca Biotechnology Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.09%						4.23%			6.22%		12.75%
First Trust NYSE Arca Biotechnology Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.26%						3.30%			5.03%		11.37%